Share based compensation - Stock appreciation rights - (Details) - Stock appreciation rights	12 Months Ended
Dec. 31, 2019 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,984,983
SARs granted during the nine months | shares	560,000
SARs forfeited during the nine months | shares	0
Balance, No. of Units (Ending) | shares	2,544,983
Balance, Weighted average exercise price | $ / shares	$ 7.72
SARs granted during the nine months | $ / shares	5.10
SARs forfeited during the nine months | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 7.14